Share-based Payments (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of granted valuation of options

ASX new issue announcement date (Appendix 3B)	Expiry date	Exercise price ($)	Share options 30 June 2019	Share options 30 June 2018

2012-06-29	2021-11-30	1.944	14,493	14,493
2012-06-29	2022-01-17	1.876	29,668	29,668
2014-03-03	2019-02-28	1.892	-	15,380
2015-05-27	2019-11-27	0.500	6,000,000	6,000,000
2016-05-31	2019-11-27	0.500	425,532	425,532
2016-12-09	2019-11-27	0.500	200,000	200,000
2017-06-22	2019-11-27	0.500	1,000,000	1,000,000
2014-05-29	2019-05-28	0.300	-	140,056
2016-02-18	2019-02-24	0.570	-	1,000,000
2016-12-02 (IMCOB)	2019-11-30	0.550	25,289,894	25,289,894
2017-06-13 (warrants)	2022-06-13	USD 0.25	27,760,000	27,760,000
2017-06-22	2018-10-01	0.500	-	1,050,000
2018-03-15	2023-03-15	0.468	7,897,647	7,897,647
2018-03-15	2023-03-15	0.585	526,510	526,510
2018-07-13	2021-07-01	0.500	1,300,000	-
2018-11-26	2020-06-30	0.500	2,000,000	-
2019-02-11	2024-02-10	0.500	5,000,000	-
Total			77,443,744	71,349,180

●	Warrants are exercisable at US$10.00 per 40 options, i.e. US$0.25 per option.

December 2016 Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of weighted average value of the options

Vesting date		N/A
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		1.69%
Expected life of option (years)		3.17 years
Option exercise price	AUD$	0.5000
Weighted average share price at grant date	AUD$	0.285
Value per option	AUD$	0.1431

June 2017 Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of weighted average value of the options

Vesting date		N/A
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		1.69%
Expected life of option (years)		1.33 years
Option exercise price	AUD$	0.5000
Weighted average share price at grant date	AUD$	0.315
Value per option	AUD$	0.0937

ESOP [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movement in number of stock options outstanding and weighted average exercise price

	2019		2018		2017
	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options	Average exercise price per share option	Number of options

As at 1 July	$0.45	71,349,180	$0.44	63,690,523	$0.60	9,937,629
Granted during the year	$0.50	8,300,000	$0.48	8,424,157	$0.43	56,002,894
Exercised during the year	—	—	$0.32	(300,000)	—	—
Forfeited/lapsed during the year	$0.53	(2,205,436)	$0.49	(465,500)	$0.48	(2,250,000)
As at 30 June	$0.42	77,443,744	$0.45	71,349,180	$0.44	63,690,523
Vested and exercisable at 30 June	$0.42	77,443,744	$0.45	71,349,180	$0.44	62,690,523

Schedule of share options outstanding
	2019 $	2018 $	2017 $
Options issued under ESOP	1,343,500	59,975	522,665

Schedule of granted valuation of options

Grant date	Expiry date	Exercise price ($)	No. of options	Share price at grant date ($)	Expected volatility	Dividend yield	Risk- free interest rate	Fair value at grant date per option ($)

2018-07-13	2021-07-01	0.50	1,300,000	0.32	92.00%	0.00%	2.09%	0.1570
2018-11-26	2020-06-30	0.50	2,000,000	0.34	92.00%	0.00%	2.02%	0.0822
2019-02-11	2024-02-11	0.50	5,000,000	0.29	100.00%	0.00%	1.69%	0.1950

			8,300,000